Condensed cash flow statement of Aegon N.V. (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of cash flow statement [Line Items]
Income / (loss) before tax	€ (2,534)	€ (610)	€ 514
Net cash flows from operating activities	553	3,319	914
Net cash flows from investing activities	(1,196)	(1,078)	615
Issuance of treasury shares	2
Dividends paid	(294)	(306)	(292)
Net cash flows from financing activities	519	(465)	(2,785)
Aegon N V [member]
Disclosure of cash flow statement [Line Items]
Income / (loss) before tax	2,468	411	(454)
Adjustments	(3,676)	(231)	1,920
Net cash flows from operating activities	(1,208)	180	1,466
Dividends and capital repayments of subsidiaries, associates and joint ventures	700	895
Other	(1)	(2)	(5)
Net cash flows from investing activities	700	893	(5)
Issuance of treasury shares	2
Purchase of treasury shares	(266)	(623)	(213)
Dividends paid	(294)	(306)	(292)
Issuance, repurchase and coupons of perpetual securities	(138)	(140)	(148)
Issuance, repurchase and coupons of non-cumulative subordinated notes	(37)	(38)	(38)
Issuance and repurchase of borrowings	1,429	604	(1,115)
Net cash flows from financing activities	696	(503)	(1,806)
Net increase / (decrease) in cash and cash equivalents	€ 188	€ 570	€ (346)